Other Receivables (Tables)	12 Months Ended
Aug. 31, 2020
Issued for settlement of amounts due to related parties (Note 9)
Schedule of Summary of Receivables

The Company’s other receivables arise from two main sources: receivables due from related parties and harmonized services tax (“HST”) and value added tax (“VAT”) receivable from government taxation authorities. These are broken down as follows:

	August 31, 2020	August 31, 2019

Receivable from related parties	$ 62,606	$ 78,439
HST and VAT receivable	651,639	526,983
Other	-	20,097
Other Receivables	$ 714,245	$ 625,519

Schedule of Aged analysis of Receivables

Below is an aged analysis of the Company’s other receivables:

	August 31, 2020	August 31, 2019

Less than 1 month	$ 127,460	$ 88,143
1 to 3 months	100,623	111,239
Over 3 months	486,162	426,137
Total Other Receivables	$ 714,245	$ 625,519